Staff Costs - Schedule of staff costs (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Salaries and bonuses	$ 94,776,416	$ 93,660,617	$ 93,703,848
Pension scheme contributions (defined contribution schemes)	809,482	749,664	903,649
Employee benefits expense	$ 95,585,898	$ 94,410,281	$ 94,607,497